Accrued License Fees and License Fees Expense	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued License Fees and License Fees Expense
5.	Accrued License Fees and License Fees Expense

As partial consideration for the grant of the rights and licenses to the Company under the Master License Agreement, the Company issued to Ligand at the closing of the Company’s IPO 3,655,964 shares of its common stock having an estimated aggregate value of $29.2 million. Prior to this event, the Company had to determine how to account for the potential issuance of these shares to Ligand in accordance with the Master License Agreement. Under the Master License Agreement, in the event the Company consummated a firmly underwritten public offering pursuant to a Registration Statement on Form S-1 or any successor form (an “Initial Public Offering”), the Company would issue to Ligand at the closing of the Initial Public Offering a number of shares of its common stock having an estimated aggregate value of $29.0 million, subject to adjustment based on the deemed value of the Company as of immediately prior to the Initial Public Offering and the per share price at which shares of its common stock are sold in the Initial Public Offering. In the event the Company consummated a private financing of its equity securities (a “Private Financing”) prior to an Initial Public Offering, Ligand had the option to receive a number of shares of the same class and type of securities issued and sold by the Company in the Private Financing having an estimated aggregate value of $29.0 million, subject to adjustment based on the deemed value of the Company as of immediately prior to the Private Financing and the per share price at which shares of the Company’s common stock are sold in the Private Financing, or, in lieu of receiving the same class and type of shares issued in the Private Financing, to defer its right to receive equity in the Company until an Initial Public Offering or subsequent private financing of the Company.

Prior to the IPO, the Company reported the expected issuance of stock to Ligand under the Master License Agreement as a liability in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, as it represents a conditional obligation that the Company must settle by issuing a variable number of shares of its common stock. The Company measured, at each reporting date until settled, the estimated amount of cash that would be paid if settlement occurred on the reporting date, with any changes in that fair market value reported as other expense during the period of change. In accordance with this guidance, the Company determined its enterprise values as of May 21, 2014, the date the Master License Agreement was entered into, December 31, 2014, its most recent fiscal year end, and as of May 4, 2015, the closing date of the Company’s IPO.

The fair value of the assets was determined using a PWERM, which incorporated relevant events and expected exit scenarios for the Company. The exit scenarios included an initial public offering, a merger or acquisition, which included an assumption of a Private Financing, and a scenario in which neither an initial public offering nor the merger or acquisition occurred. The enterprise value was based primarily on the market approach and probability-weighted expected exit values for the Company under each scenario. As of the execution of the Master License Agreement, the Company ascribed a percentage likelihood to each expected exit scenario, and each was less than 50%. However, since Ligand was entitled to receive shares under the Master License Agreement if either of these IPO or merger or acquisition scenarios were to occur, and the sum of the percentage likelihoods for the two exceeded 50%, the Company determined that a payout of shares was probable. Further, since the valuations would determine a value, the Company determined that the liability under the Master License Agreement should be reported as of the execution of the Master License Agreement. Similar publicly traded companies and merger or acquisition transactions were utilized as part of the market approach, and appropriate metrics were applied to the Company’s numbers along with qualitative comparable assessments. The Company utilized a Monte Carlo simulation method to determine the weighted average per share value as of the acquisition date and in accordance with the Master License Agreement, utilized that per share value to calculate the estimated license fee liability as of May 21, 2014 to be $21,169,616. In addition, the Company incurred an incremental charge of $517,960 on September 6, 2014 related to the license fee liability pursuant to the amendment to the Master License Agreement.

Having determined the amount of the liability to be reported, the Company then evaluated whether to report the offset as an asset or as an expense. In accordance with ASC Topic 730, Research and Development, intangible assets that are acquired and have an alternative future use, as defined, should be capitalized and reported as an intangible asset; however, the cost of acquired intangible assets that do not have alternative future uses should be reported as research and development expense as incurred. The Company noted that the assets, the rights for which were acquired pursuant to the Master License Agreement, are in the preclinical and clinical stages, and not FDA approved. The Company has therefore interpreted the guidance to say that since these assets are not commercially readily saleable, i.e., they are still in preclinical and clinical trials, that they do not satisfy the definition of having an alternative future use, as defined. Accordingly, the Company recorded the offset to the license fee liability as research and development expense in May 2014.

The Company revalued the license fee liability as of December 31, 2014 using consistent methodology to that used for the May valuation; however, given the Company’s recent refocus to certain other programs as well as some deemed market risks as of December 31, 2014, it revalued the license fee liability based upon these new programs; VK5211 to be used in hip fractures and VK0214 to be used in X-ALD; and, based upon their updated fair value, reported a decrease in the license fee liability and other expense for the year ended December 31, 2014 in the amount of $1,821,713, to reduce the license fee liability to $19,865,863 as of December 31, 2014. During 2015, the Company continued to revalue the license fee liability under these new assumptions with any increases in that liability being recorded as other expense. On May 4, 2015, upon the closing of the Company’s IPO, the license fee liability was determined to be valued at $29,247,711 and the incremental amount of $9,381,848 was recorded as additional Other expense in the Company’s Statement of Operations for the period from January 1, 2015 through May 4, 2015. In accordance with the Master License Agreement, the Company issued 3,655,964 shares of its common stock having an estimated aggregate value equivalent to the May 4, 2015 license fee liability of $29,247,711 and offset this liability against its common stock and additional paid-in-capital.